N-2	Oct. 02, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0001881739
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	Variant Impact Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Institutional Class Shares
TRANSACTION EXPENSES:
Maximum Sales Charge (Load) (as a percentage of subscription amount)	None
Maximum Early Repurchase Fee (as a percentage of repurchased amount)	None

Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%
Annual Expenses [Table Text Block]
ANNUAL EXPENSES (AS A PERCENTAGE OF NET ASSETS ATTRIBUTABLE TO SHARES)(1)
Investment Management Fees(2)	1.25%
Other Expenses(3)	0.71%
Acquired Fund Fees & Expenses(3) (4)	0.30%
Total Annual Expenses	2.26%
Expense Reimbursement(5)	0.00%
Net Annual Expenses	2.26%
(1)	This table summarizes the expenses of the Fund and is designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund.
(2)	The fee charged by the Investment Manager is 1.25% of the average daily Managed Assets of the Fund on an annual basis, and is calculated daily and payable monthly in arrears. “Managed Assets” means the total assets of the Fund (including any assets attributable to any leverage that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage and the aggregate liquidation preference of any outstanding preferred shares). Because the Investment Management Fee is based on the Fund’s average daily Managed Assets, the Fund’s use of leverage, if any, will increase the Investment Management Fee paid to the Investment Manager. The Investment Management Fee will be paid to the Investment Manager before giving effect to any repurchase of Shares in the Fund effective as of that date, and will decrease the net profits or increase the net losses of the Fund that are credited to its Shareholders.
(3)	Other Expenses and Acquired Fund Fees Expenses represent estimated amounts for the current fiscal year.
(4)	Shareholders indirectly bear a portion of the asset-based fees, incentive allocations and other expenses incurred by the Fund as an investor in Underlying Funds (defined below). Managers of registered investment companies and private funds generally receive management fees, typically ranging between 0% and 2% per annum of such fund’s assets under their management, as well as, in some cases, quarterly or annual incentive allocations typically ranging between 0% and 20% of any profits earned during the applicable calculation period. These incentive allocations are generally calculated on a “high water mark” basis or after a preferred return hurdle has been met. With a high-water mark structure, incentive allocations are only payable on cumulative profits in excess of the previous quarter-end, year-end or lifetime high water mark. With a preferred return structure, the carried interest is only payable when the annual return is greater than the specified hurdle rate. The Investment Manager does not participate in any of the fees or allocations paid to these managers. The Acquired Fund Fees and Expenses indicated are based on estimated amounts for the current fiscal year. In the future, these fees and expenses may be substantially higher or lower than reflected, because certain fees are based on the performance of the Underlying Funds, which fluctuate over time. In addition, the Fund’s portfolio changes from time to time, which will result in different Acquired Fund Fees and Expenses.
(5)	The Investment Manager has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Manager has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses) do not exceed 2.00% of the average daily net assets of Institutional Class Shares (the “Expense Limit”). Because taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses are excluded from the Expense Limit, Total Annual Expenses (after fee waivers and expense reimbursements) are expected to exceed 2.00% of the average daily net assets of Institutional Class Shares. For a period not to exceed three years from the date on which a Waiver is made, the Investment Manager may recoup such amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the Expense Limit in place at the time of the Waiver and the Expense Limit in effect at the time of the recoupment. The Expense Limitation and Reimbursement Agreement is in effect until October 1, 2027 and will automatically renew for consecutive one-year terms thereafter. This Agreement may be terminated at any time by the Fund’s Board of Trustees upon thirty (30) days’ written notice to the Investment Manager. This Agreement may be terminated by the Investment Manager as of the end of its then-current term upon thirty (30) days’ written notice to the Fund.

Management Fees [Percent]	1.25%	[1],[2]
Acquired Fund Fees and Expenses [Percent]	0.30%	[2],[3],[4]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.71%	[2],[3]
Total Annual Expenses [Percent]	2.26%	[2]
Waivers and Reimbursements of Fees [Percent]	0.00%	[2],[5]
Net Expense over Assets [Percent]	2.26%	[2]
Expense Example [Table Text Block]

EXAMPLE

Institutional Class Shares

You Would Pay the Following Expenses Based on a $1,000 Investment in the Fund, Assuming a 5% Annual Return:	1 Year	3 Years	5 Years	10 Years
	$23	$71	$121	$260

The example is based on the annual fees and expenses of Institutional Class Shares set out in the table above and should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. Moreover, the rate of return of the Fund may be greater or less than the hypothetical 5% return used in the example. A greater rate of return than that used in the example would increase the dollar amount of the asset-based fees paid by the Fund.

Expense Example, Year 01	$ 23
Expense Example, Years 1 to 3	71
Expense Example, Years 1 to 5	121
Expense Example, Years 1 to 10	$ 260
Purpose of Fee Table , Note [Text Block]

The purpose of the table above is to assist prospective investors in understanding the various fees and expenses Shareholders will bear directly or indirectly. “Other Expenses,” as shown above, is an estimate based on anticipated investments in the Fund and anticipated expenses for the current fiscal year of the Fund’s operations, and includes, among other things, professional fees and other expenses that the Fund will bear, including initial and ongoing offering costs and fees and expenses of the Administrator and Custodian. For a more complete description of the various fees and expenses of the Fund, see “INVESTMENT MANAGEMENT FEE,” “ADMINISTRATION,” “FUND EXPENSES,” and “PURCHASING SHARES.”

Basis of Transaction Fees, Note [Text Block]	AS A PERCENTAGE OF NET ASSETS ATTRIBUTABLE TO SHARES
Other Expenses, Note [Text Block]	Other Expenses and Acquired Fund Fees Expenses represent estimated amounts for the current fiscal year.
Acquired Fund Total Annual Expenses, Note [Text Block]	The Acquired Fund Fees and Expenses indicated are based on estimated amounts for the current fiscal year. In the future, these fees and expenses may be substantially higher or lower than reflected, because certain fees are based on the performance of the Underlying Funds, which fluctuate over time. In addition, the Fund’s portfolio changes from time to time, which will result in different Acquired Fund Fees and Expenses.

[1]	The fee charged by the Investment Manager is 1.25% of the average daily Managed Assets of the Fund on an annual basis, and is calculated daily and payable monthly in arrears. “Managed Assets” means the total assets of the Fund (including any assets attributable to any leverage that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage and the aggregate liquidation preference of any outstanding preferred shares). Because the Investment Management Fee is based on the Fund’s average daily Managed Assets, the Fund’s use of leverage, if any, will increase the Investment Management Fee paid to the Investment Manager. The Investment Management Fee will be paid to the Investment Manager before giving effect to any repurchase of Shares in the Fund effective as of that date, and will decrease the net profits or increase the net losses of the Fund that are credited to its Shareholders.
[2]	This table summarizes the expenses of the Fund and is designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund.
[3]	Other Expenses and Acquired Fund Fees Expenses represent estimated amounts for the current fiscal year.
[4]	Shareholders indirectly bear a portion of the asset-based fees, incentive allocations and other expenses incurred by the Fund as an investor in Underlying Funds (defined below). Managers of registered investment companies and private funds generally receive management fees, typically ranging between 0% and 2% per annum of such fund’s assets under their management, as well as, in some cases, quarterly or annual incentive allocations typically ranging between 0% and 20% of any profits earned during the applicable calculation period. These incentive allocations are generally calculated on a “high water mark” basis or after a preferred return hurdle has been met. With a high-water mark structure, incentive allocations are only payable on cumulative profits in excess of the previous quarter-end, year-end or lifetime high water mark. With a preferred return structure, the carried interest is only payable when the annual return is greater than the specified hurdle rate. The Investment Manager does not participate in any of the fees or allocations paid to these managers. The Acquired Fund Fees and Expenses indicated are based on estimated amounts for the current fiscal year. In the future, these fees and expenses may be substantially higher or lower than reflected, because certain fees are based on the performance of the Underlying Funds, which fluctuate over time. In addition, the Fund’s portfolio changes from time to time, which will result in different Acquired Fund Fees and Expenses.
[5]	The Investment Manager has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Manager has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses) do not exceed 2.00% of the average daily net assets of Institutional Class Shares (the “Expense Limit”). Because taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses are excluded from the Expense Limit, Total Annual Expenses (after fee waivers and expense reimbursements) are expected to exceed 2.00% of the average daily net assets of Institutional Class Shares. For a period not to exceed three years from the date on which a Waiver is made, the Investment Manager may recoup such amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the Expense Limit in place at the time of the Waiver and the Expense Limit in effect at the time of the recoupment. The Expense Limitation and Reimbursement Agreement is in effect until October 1, 2027 and will automatically renew for consecutive one-year terms thereafter. This Agreement may be terminated at any time by the Fund’s Board of Trustees upon thirty (30) days’ written notice to the Investment Manager. This Agreement may be terminated by the Investment Manager as of the end of its then-current term upon thirty (30) days’ written notice to the Fund.